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This amendment (check only one): [ ] is a restatement
                                 [x] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing
is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

Christopher Harrison

London
19th July 2007

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE
                                                                   Value      Shares    Invest   Other    Voting
Name of Issuer                  Title of Class ID_CUSIP          (x$1000)       No.     Discr  Managers  Authority
APPLE INC                       Common Share   037833100           29,900      245,000   YES     None     Sole
ARCHER-DANIELS-MIDLAND CO       Common Share   039483102           38,715    1,170,000   YES     None     Sole
ALLSTATE CORP                   Common Share   020002101           35,670      579,900   YES     None     Sole
APACHE CORP                     Common Share   037411105           41,383      507,210   YES     None     Sole
ANADARKO PETROLEUM CORP         Common Share   032511107           30,357      583,900   YES     None     Sole
BURLINGTON NORTHERN SANTA FE    Common Share   12189T104           39,369      462,400   YES     None     Sole
CATERPILLAR INC                 Common Share   149123101           25,424      324,700   YES     None     Sole
CHESAPEAKE ENERGY CORP          Common Share   165167107           36,434    1,053,000   YES     None     Sole
CONOCOPHILLIPS                  Common Share   20825C104          101,014    1,286,800   YES     None     Sole
DEERE & CO                      Common Share   244199105           15,757      130,500   YES     None     Sole
DIANA SHIPPING INC              Common Share   MHY2066G1044        13,440      600,000   YES     None     Sole
DEVON ENERGY CORPORATION        Common Share   25179M103           55,946      714,600   YES     None     Sole
ENCANA CORP                     Common Share   292505104           12,905      210,000   YES     None     Sole
INFOSYS TECHNOLOGIES-SP ADR     Common Share   456788108           20,908      415,000   YES     None     Sole
ITACARE CAPITAL INVESTMENTS     Common Share   VGG497051091         1,567    1,500,000   YES     None     Sole
BANCO ITAU HOLDING FIN-ADR      Common Share   059602201            2,133       48,000   YES     None     Sole
JOHNSON & JOHNSON               Common Share   478160104           30,810      500,000   YES     None     Sole
KOOKMIN BANK-SPON ADR           Common Share   50049M109            1,798       20,500   YES     None     Sole
METLIFE INC                     Common Share   59156R108           38,314      594,200   YES     None     Sole
ARCELOR MITTAL-CLASS A NY RE    Common Share   03937E101           44,928      720,000   YES     None     Sole
NABORS INDUSTRIES LTD           Common Share   BMG6359F1032        23,366      700,000   YES     None     Sole
NORFOLK SOUTHERN CORP           Common Share   655844108           38,192      726,500   YES     None     Sole
PETROLEO BRASILEIRO S.A.-ADR    Common Share   71654V408            2,183       18,000   YES     None     Sole
SOUTHERN COPPER CORP            Common Share   84265V105            2,074       22,000   YES     None     Sole
POSCO-ADR                       Common Share   693483109            1,440       12,000   YES     None     Sole
REINSURANCE GROUP OF AMERICA    Common Share   759351109           12,162      201,900   YES     None     Sole
CIA VALE DO RIO DOCE-ADR        Common Share   204412209            2,014       45,200   YES     None     Sole
SHIP FINANCE INTL LTD           Common Share   BMG810751062        19,033      641,285   YES     None     Sole
SHINHAN FINANCIAL GRP-ADR       Common Share   824596100            1,960       16,000   YES     None     Sole
CIA SIDERURGICA NACL-SP ADR     Common Share   20440W105            1,810       35,000   YES     None     Sole
CHINA PETROLEUM & CHEM-ADR      Common Share   16941R108            1,998       17,900   YES     None     Sole
TELEKOMUNIK INDONESIA-SP ADR    Common Share   715684106            1,940       45,000   YES     None     Sole
TALISMAN ENERGY INC             Common Share   87425E103           18,456      954,800   YES     None     Sole
TORCHMARK CORP                  Common Share   891027104           24,730      369,100   YES     None     Sole
UNIBANCO-GDR                    Common Share   90458E107           13,488      119,500   YES     None     Sole
VALERO ENERGY CORP              Common Share   91913Y100            5,539       75,000   YES     None     Sole
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